SHARE CAPITAL	12 Months Ended
Jun. 30, 2022
SHARE CAPITAL
SHARE CAPITAL

19. SHARE CAPITAL

The authorized share capital of the Company consists of an unlimited number of common shares.

During the year ended June 30, 2022, the Company had the following common share transactions:

•	On April 21, 2022, the Company closed a non-brokered private placement financing, pursuant to which the Company issued 6,718,000 units at a price of $0.31 per unit for gross proceeds of $2,104,246 (US $1,679,500); of which $1,891,879 (US $1,510,000) was received in cash and $212,367 (US $169,500) was issued in settlement of outstanding fees and debt. Each unit is comprised of one common share of the Company and one warrant that entitles the holder to purchase one share of the Company at a price of $1.25 per share for a period of two years from the date of issuance. $122,436 was allocated to warrants;
•	On February 26, 2022 and in connection with the exercise of share purchase warrants, 700,000 common shares were issued at a price of $0.30 per share for aggregate proceeds of $210,000. In relation to this exercise, 124,788 was transferred from contributed surplus to share capital;
•	On December 17, 2021 and in connection with the automatic conversion of shares relating to Convertible Debentures Series A-3, 5,354,400 common shares were issued. $923,590 was transferred from shares to be issued to share capital;
•	On August 19, 2021, the Company closed a non-brokered private placement financing, pursuant to which the Company issued 3,379,379 units at a price of $0.30 per unit for gross proceeds of $1,013,814; of which $661,530 was received in cash and $352,284 was issued in settlement of outstanding fees and debt, which included $97,500 which was outstanding to a director of the Company. These units were comprised of a common share and a share purchase warrant exercisable at $0.45 per share for a period of 24 months from the date of issuance; and
•	On August 1, 2021 and in connection with the exercise of stock-options by consultants, 200,000 common shares were issued at a price of $0.25 per share. As a result of this exercise, $25,959 was transferred from contributed surplus to share capital.

During the year ended June 30, 2021, the Company had the following common share transactions:

•	On February 26, 2021, the Company issued 3,000,000 common shares of the Company for the acquisition of Extraction Technologies, LLC (Note 5);
•	On February 19, 2021, the Company issued 6,177,721 common shares of the Company at a price of $0.32 per share for gross proceeds of $1,976,870; of which $1,380,400 was received in cash and $596,570 was issued in settlement of outstanding fees and debt;
•	On January 6, 2021, the Company issued 9,000,000 common shares of the Company at a price of $0.17 per share in relation to the asset acquisition of Star Buds for the opening of three cannabis retail stores under the Starbuds trade name;
•	On August 17, 2020, the Company issued 3,024,521 common shares of the Company at a price of $0.32 per share for gross proceeds of $967,846; of which $552,501 was received in cash and $415,345 was issued in settlement of outstanding fees and debt; and
•	On July 27, 2020, the Company issued 6,000,000 common shares of the Company at a price of $0.17 per share in relation to the asset acquisition of Starbuds for the opening of two cannabis retail stores under the Starbuds trade name.

Shares to be issued

During the year ended June 30, 2021 and in connection with the automatic conversion of shares relating to Convertible Debentures Series A-3, 5,354,400 common shares were classified as shares to be issued. On December 17, 2021, these common shares were issued.

As at June 30, 2022, the value of shares to be issued amounted to $nil (June 30, 2021 - $923,590).

Contingently issuable shares

As at June 30, 2022 there were nil (2021 - 4,000,000) contingently issuable shares of the Company in relation to the Washington Acquisition (Note 5).

Shares subscriptions received in advance

During the year ended June 30, 2021, the Company received a total of $647,296 in deposits related to a non-brokered private placement financing. This non-brokered private placement closed on August 19, 2021, as noted above.